As filed with the Securities and Exchange Commission on November 29, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22396

NEUBERGER BERMAN HIGH YIELD STRATEGIES FUND INC.
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer
c/o Neuberger Berman Management LLC
Neuberger Berman High Yield Strategies Fund Inc.
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: December 31, 2010

Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

SEPTEMBER 30, 2010

Schedule of Investments Neuberger Berman High Yield Strategies Fund Inc.
(UNAUDITED)

PRINCIPAL AMOUNT($)		VALUE($)†

Bank Loan Obligationsµ (0.4%)
Radio & Television (0.4%)
1,207,286	Univision Communications, Inc., Term Loan, 2.51%, due 9/29/14 (Cost $1,022,521)	1,060,323
Corporate Debt Securities (138.5%)
Airlines (3.1%)
3,425,000	Continental Airlines, Inc., Senior Secured Notes, 6.75%, due 9/15/15	3,472,094	ñ
1,491,000	Delta Air Lines, Inc., Senior Secured Notes, 9.50%, due 9/15/14	1,617,735	ñ
2,607,728	United Airlines, Inc., Pass-Through Certificates, Ser. 2009-2, Class A, 9.75%, due 1/15/17	2,875,020
		7,964,849
Auto Loans (3.9%)
1,385,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 5.63%, due 9/15/15	1,424,222
950,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 8.00%, due 12/15/16	1,073,852
3,280,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 6.63%, due 8/15/17	3,494,630
3,550,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 8.13%, due 1/15/20	4,079,181
		10,071,885
Auto Parts & Equipment (1.6%)
2,385,000	Goodyear Tire & Rubber Co., Guaranteed Notes, 8.25%, due 8/15/20	2,510,213
1,655,000	Pinafore LLC, Senior Secured Notes, 9.00%, due 10/1/18	1,737,750	ñ
		4,247,963
Automakers (1.6%)
945,000	Ford Holdings, Inc., Guaranteed Notes, 9.30%, due 3/1/30	1,051,313
845,000	Ford Motor Co., Senior Unsecured Notes, 9.98%, due 2/15/47	946,400
2,120,000	Navistar Int'l Corp., Guaranteed Notes, 8.25%, due 11/1/21	2,263,100
		4,260,813
Banking (8.3%)
2,235,000	Ally Financial, Inc., Subordinated Notes, 8.00%, due 12/31/18	2,296,463
2,880,000	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 11/1/31	3,088,800
1,970,000	CIT Group, Inc., Senior Secured Notes, 7.00%, due 5/1/13	1,979,850	ØØ
2,410,000	CIT Group, Inc., Senior Secured Notes, 7.00%, due 5/1/14	2,403,975
845,437	CIT Group, Inc., Senior Secured Notes, 7.00%, due 5/1/16	832,755
11,129,615	CIT Group, Inc., Senior Secured Notes, 7.00%, due 5/1/17	10,893,111
		21,494,954
Beverage (0.4%)
870,000	Constellation Brands, Inc., Guaranteed Notes, 7.25%, due 9/1/16	925,463
Building & Construction (0.4%)
1,095,000	Meritage Homes Corp., Guaranteed Notes, 7.15%, due 4/15/20	1,034,775
Building Materials (1.9%)
580,000	Masco Corp., Senior Unsecured Notes, 6.13%, due 10/3/16	589,640
2,375,000	Ply Gem Industries, Inc., Senior Secured Notes, 11.75%, due 6/15/13	2,541,250
1,655,000	USG Corp., Guaranteed Notes, 9.75%, due 8/1/14	1,725,337	ñ
		4,856,227
Chemicals (4.1%)
3,185,000	Ashland, Inc., Guaranteed Notes, 9.13%, due 6/1/17	3,646,825
880,000	CF Industries, Inc., Guaranteed Notes, 6.88%, due 5/1/18	947,100
455,000	CF Industries, Inc., Guaranteed Notes, 7.13%, due 5/1/20	497,656
790,000	Huntsman Int'l LLC, Guaranteed Notes, 5.50%, due 6/30/16	756,425
2,175,000	LBI Escrow Corp., Senior Secured Notes, 8.00%, due 11/1/17	2,376,188	ñ
895,000	Momentive Performance Materials, Inc., Guaranteed Notes, 12.50%, due 6/15/14	1,011,350
1,270,000	Momentive Performance Materials, Inc., Guaranteed Notes, 11.50%, due 12/1/16	1,270,000
		10,505,544
Consumer/Commercial/Lease Financing (4.6%)
2,600,000	American General Finance Corp., Senior Unsecured Medium-Term Notes, Ser. I, 5.85%, due 6/1/13	2,398,500
2,715,000	American Int'l Group, Inc., Junior Subordinated Debentures, 8.18%, due 5/15/58	2,715,000	µ
1,385,000	Int'l Lease Finance Corp., Senior Unsecured Medium-Term Notes, Ser. R, 5.30%, due 5/1/12	1,388,462
1,140,000	Int'l Lease Finance Corp., Senior Unsecured Medium-Term Notes, Ser. Q, 5.25%, due 1/10/13	1,124,325
1,405,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 5.88%, due 5/1/13	1,405,000
2,095,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 9/15/15	2,241,650	ñ
580,000	Int'l Lease Finance Corp., Senior Secured Notes, 7.13%, due 9/1/18	624,950	ñ
		11,897,887
Department Stores (2.4%)
2,055,000	JC Penney Corp., Inc., Senior Unsecured Notes, 7.40%, due 4/1/37	2,072,981
815,000	Macy's Retail Holdings, Inc., Guaranteed Unsecured Notes, 7.00%, due 2/15/28	847,600
1,190,000	Macy's Retail Holdings, Inc., Guaranteed Senior Notes, 6.90%, due 4/1/29	1,204,875
2,050,000	Sears Holdings Corp., Senior Secured Notes, 6.63%, due 10/15/18	2,050,000	ñ
		6,175,456
Electric - Generation (6.7%)
3,195,000	Calpine Corp., Senior Secured Notes, 7.25%, due 10/15/17	3,250,912	ñ
1,605,000	Dynegy Holdings, Inc., Senior Unsecured Notes, 7.50%, due 6/1/15	1,263,938
5,815,000	Dynegy Holdings, Inc., Senior Unsecured Notes, 7.75%, due 6/1/19	3,983,275
1,470,000	Dynegy-Roseton Danskammer, Pass-Through Certificates, Ser. B, 7.67%, due 11/8/16	1,363,425
330,000	Edison Mission Energy, Senior Unsecured Notes, 7.20%, due 5/15/19	233,475
3,945,000	Edison Mission Energy, Senior Unsecured Notes, 7.63%, due 5/15/27	2,653,013
1,834,000	Energy Future Intermediate Holding Co. LLC, Senior Secured Notes, 10.00%, due 12/1/20	1,820,089
1,185,000	NRG Energy, Inc., Guaranteed Notes, 8.25%, due 9/1/20	1,222,031	ñ
1,520,000	RRI Energy, Inc., Senior Unsecured Notes, 7.63%, due 6/15/14	1,504,800
		17,294,958
Electric - Integrated (0.4%)
1,000,000	IPALCO Enterprises, Inc., Senior Secured Notes, 7.25%, due 4/1/16	1,075,000	ñ
Electronics (3.6%)
1,830,000	Advanced Micro Devices, Inc., Senior Unsecured Notes, 8.13%, due 12/15/17	1,930,650
645,000	Advanced Micro Devices, Inc., Senior Unsecured Notes, 7.75%, due 8/1/20	665,963	ñ
2,471,000	Flextronics Int'l Ltd., Senior Subordinated Notes, 6.25%, due 11/15/14	2,514,242	ØØ
1,910,000	Freescale Semiconductor, Inc., Senior Secured Notes, 9.25%, due 4/15/18	1,986,400	ñ
2,035,000	NXP BV Funding LLC, Senior Secured Notes, 9.75%, due 8/1/18	2,167,275	ñ
		9,264,530
Energy - Exploration & Production (9.6%)
5,025,000	ATP Oil & Gas Corp., Senior Secured Notes, 11.88%, due 5/1/15	4,334,062	ñ
4,150,000	Chesapeake Energy Corp., Guaranteed Notes, 9.50%, due 2/15/15	4,803,625	ØØ
830,000	Chesapeake Energy Corp., Guaranteed Notes, 6.63%, due 8/15/20	867,350
1,630,000	Cimarex Energy Co., Guaranteed Notes, 7.13%, due 5/1/17	1,711,500
1,305,000	Denbury Resources, Inc., Guaranteed Notes, 8.25%, due 2/15/20	1,424,081
1,285,000	Forest Oil Corp., Guaranteed Notes, 8.50%, due 2/15/14	1,403,863
1,300,000	Linn Energy LLC, Senior Unsecured Notes, 8.63%, due 4/15/20	1,378,000	ñ
2,065,000	Linn Energy LLC, Guaranteed Notes, 7.75%, due 2/1/21	2,083,069	ñ
1,180,000	Newfield Exploration Co., Senior Subordinated Notes, 6.63%, due 4/15/16	1,227,200
1,330,000	Pioneer Natural Resources Co., Senior Guaranteed Notes, 5.88%, due 7/15/16	1,373,718
675,000	Quicksilver Resources, Inc., Guaranteed Notes, 11.75%, due 1/1/16	791,438
3,555,000	SandRidge Energy, Inc., Guaranteed Notes, 8.00%, due 6/1/18	3,466,125	ñ
		24,864,031
Food & Drug Retailers (1.6%)
720,000	Rite Aid Corp., Senior Secured Notes, 9.75%, due 6/12/16	769,500
2,310,000	Rite Aid Corp., Senior Secured Notes, 10.38%, due 7/15/16	2,405,287
1,150,000	Rite Aid Corp., Senior Secured Notes, 7.50%, due 3/1/17	1,059,438
		4,234,225
Food - Wholesale (1.3%)
700,000	Del Monte Corp., Guaranteed Notes, 7.50%, due 10/15/19	755,125
1,075,000	Michael Foods, Inc., Senior Notes, 9.75%, due 7/15/18	1,150,250	ñ
1,305,000	NBTY, Inc., Guaranteed Notes, 9.00%, due 10/1/18	1,370,250	ñØ
		3,275,625
Forestry/Paper (1.3%)
1,805,000	Georgia-Pacific LLC, Guaranteed Notes, 7.00%, due 1/15/15	1,877,200	ñ
1,310,000	PE Paper Escrow GmbH, Senior Secured Notes, 12.00%, due 8/1/14	1,513,050	ñ
		3,390,250
Gaming (8.2%)
2,915,000	FireKeepers Development Authority, Senior Secured Notes, 13.88%, due 5/1/15	3,395,975	ñ
1,485,000	Harrah's Operating Co., Inc., Guaranteed Notes, 5.63%, due 6/1/15	965,250
3,135,000	Harrah's Operating Co., Inc., Guaranteed Notes, 10.75%, due 2/1/16	2,523,675
820,000	Harrah's Operating Co., Inc., Senior Secured Notes, 12.75%, due 4/15/18	764,650	ñ
1,895,000	Marina District Finance Co., Inc., Senior Secured Notes, 9.50%, due 10/15/15	1,838,150	ñ
2,190,000	Marina District Finance Co., Inc., Senior Secured Notes, 9.88%, due 8/15/18	2,113,350	ñ
1,635,000	MGM Mirage, Inc., Senior Secured Notes, 11.13%, due 11/15/17	1,861,856
1,210,000	MGM Mirage, Inc., Senior Secured Notes, 9.00%, due 3/15/20	1,273,525	ñ
1,595,000	Peninsula Gaming LLC, Senior Secured Notes, 8.38%, due 8/15/15	1,658,800
680,000	Peninsula Gaming LLC, Guaranteed Notes, 10.75%, due 8/15/17	718,250
2,849,000	Pokagon Gaming Authority, Senior Notes, 10.38%, due 6/15/14	2,973,644	ñ
1,280,000	San Pasqual Casino Development Group, Inc., Notes, 8.00%, due 9/15/13	1,256,000	ñ
		21,343,125
Gas Distribution (10.8%)
1,260,000	AmeriGas Partners L.P., Senior Unsecured Notes, 7.13%, due 5/20/16	1,313,550
1,410,000	El Paso Corp., Senior Unsecured Notes, 7.00%, due 6/15/17	1,497,231
2,695,000	El Paso Energy Corp., Global Medium-Term Notes, 7.80%, due 8/1/31	2,797,057
5,435,000	Energy Transfer Equity L.P., Guaranteed Notes, 7.50%, due 10/15/20	5,720,338
1,178,000	Ferrellgas L.P., Global Senior Unsecured Notes, 6.75%, due 5/1/14	1,198,615
460,000	Ferrellgas L.P., Senior Unsecured Notes, 6.75%, due 5/1/14	468,050
2,575,000	Ferrellgas L.P., Senior Unsecured Notes, 9.13%, due 10/1/17	2,790,656
635,000	Inergy L.P., Guaranteed Notes, 8.75%, due 3/1/15	685,006
200,000	Inergy L.P., Guaranteed Notes, 8.25%, due 3/1/16	210,000
1,100,000	Inergy L.P., Guaranteed Notes, 7.00%, due 10/1/18	1,127,500	ñ
1,520,000	MarkWest Energy Partners L.P., Guaranteed Notes, Ser. B, 6.88%, due 11/1/14	1,537,100
2,505,000	MarkWest Energy Partners L.P., Guaranteed Notes, Ser. B, 8.75%, due 4/15/18	2,705,400
6,590,000	Sabine Pass LNG L.P., Senior Secured Notes, 7.50%, due 11/30/16	6,013,375
		28,063,878
Health Facilities (5.4%)
695,000	Columbia Healthcare Corp., Senior Unsecured Notes, 7.50%, due 12/15/23	653,300
800,000	Columbia/HCA Corp., Senior Unsecured Notes, 7.69%, due 6/15/25	748,000
545,000	Columbia/HCA Corp., Senior Unsecured Notes, 7.05%, due 12/1/27	479,600
4,030,000	HCA, Inc., Secured Notes, 9.25%, due 11/15/16	4,362,475
535,000	HCA, Inc., Secured Notes, 9.63%, due 11/15/16	580,475
1,915,000	HCA, Inc., Senior Secured Notes, 8.50%, due 4/15/19	2,135,225
1,555,000	Health Management Associates, Inc., Senior Secured Notes, 6.13%, due 4/15/16	1,570,550
1,995,000	National MENTOR Holdings, Inc., Guaranteed Notes, 11.25%, due 7/1/14	2,029,912
1,305,000	Tenet Healthcare Corp., Senior Secured Notes, 8.88%, due 7/1/19	1,440,394
		13,999,931
Health Services (2.2%)
1,280,000	Omnicare, Inc., Guaranteed Notes, 6.88%, due 12/15/15	1,292,800
400,000	Service Corp. Int'l, Senior Unsecured Notes, 6.75%, due 4/1/15	416,000
2,445,000	Service Corp. Int'l, Senior Unsecured Notes, 7.50%, due 4/1/27	2,334,975
1,655,000	Warner Chilcott Co. LLC, Guaranteed Notes, 7.75%, due 9/15/18	1,700,512	ñ
		5,744,287
Hotels (1.7%)
1,075,000	Host Hotels & Resorts L.P., Guaranteed Notes, 6.88%, due 11/1/14	1,109,938
570,000	Host Hotels & Resorts L.P., Guaranteed Notes, Ser. O, 6.38%, due 3/15/15	583,538
2,690,000	Host Hotels & Resorts L.P., Guaranteed Notes, Ser. Q, 6.75%, due 6/1/16	2,787,512
		4,480,988
Investments & Misc. Financial Services (0.8%)
1,980,000	Icahn Enterprises L.P., Guaranteed Notes, 7.75%, due 1/15/16	1,989,900
Leisure (0.6%)
1,570,000	Cedar Fair L.P., Guaranteed Notes, 9.13%, due 8/1/18	1,648,500	ñ
Machinery (1.0%)
2,455,000	Case New Holland, Inc., Senior Notes, 7.88%, due 12/1/17	2,666,744	ñ
Media - Broadcast (3.3%)
2,635,000	Clear Channel Communications, Inc., Senior Unsecured Notes, 5.75%, due 1/15/13	2,219,987
1,745,000	LIN Television Corp., Guaranteed Notes, Ser. B, 6.50%, due 5/15/13	1,731,913
1,330,000	Sirius XM Radio, Inc., Guaranteed Notes, 8.75%, due 4/1/15	1,413,125	ñ
2,254,038	Umbrella Acquisition, Inc., Guaranteed Notes, 9.75%, due 3/15/15	2,158,241	ñ
810,000	XM Satellite Radio, Inc., Senior Secured Notes, 11.25%, due 6/15/13	888,975	ñ
160,000	XM Satellite Radio, Inc., Guaranteed Notes, 13.00%, due 8/1/13	184,000	ñ
		8,596,241
Media - Cable (9.3%)
2,255,000	CCO Holdings LLC, Senior Unsecured Notes, 7.25%, due 10/30/17	2,286,006	ñ
1,665,000	CCO Holdings LLC, Guaranteed Notes, 8.13%, due 4/30/20	1,764,900	ñ
3,275,000	Cequel Communications Holdings I LLC, Senior Unsecured Notes, 8.63%, due 11/15/17	3,455,125	ñ
1,975,000	CSC Holdings, Inc., Senior Unsecured Notes, 8.50%, due 6/15/15	2,157,688
1,320,000	DISH DBS Corp., Guaranteed Notes, 7.75%, due 5/31/15	1,407,450
3,410,000	DISH DBS Corp., Guaranteed Notes, 7.88%, due 9/1/19	3,670,012
2,205,000	EchoStar DBS Corp., Guaranteed Notes, 6.63%, due 10/1/14	2,304,225
2,110,000	Videotron Ltee, Guaranteed Senior Unsecured Notes, 6.88%, due 1/15/14	2,141,650
1,330,000	Videotron Ltee, Guaranteed Notes, 9.13%, due 4/15/18	1,496,250
910,000	Virgin Media Finance PLC, Guaranteed Notes, 9.13%, due 8/15/16	973,700
2,145,000	Virgin Media Finance PLC, Guaranteed Notes, Ser. 1, 9.50%, due 8/15/16	2,423,850
		24,080,856
Media - Services (2.1%)
1,330,000	Nielsen Finance LLC, Guaranteed Notes, 11.50%, due 5/1/16	1,509,550
790,000	The Interpublic Group of Cos., Inc., Senior Unsecured Notes, 10.00%, due 7/15/17	922,325
2,760,000	WMG Acquisition Corp., Senior Secured Notes, 9.50%, due 6/15/16	2,953,200
		5,385,075
Metals/Mining Excluding Steel (1.3%)
2,515,000	Arch Coal, Inc., Guaranteed Notes, 8.75%, due 8/1/16	2,772,787
662,000	Arch Western Finance LLC, Guaranteed Notes, 6.75%, due 7/1/13	669,448
		3,442,235
Packaging (2.6%)
1,060,000	Ardagh Packaging Finance PLC, Senior Secured Notes, 7.38%, due 10/15/17	1,081,524	ñ
670,000	Ardagh Packaging Finance PLC, Guaranteed Notes, 9.13%, due 10/15/20	670,000	ñ
645,000	Ball Corp., Guaranteed Notes, 6.63%, due 3/15/18	678,863
3,375,000	Berry Plastics Corp., Senior Secured Notes, 9.50%, due 5/15/18	3,172,500
620,000	Crown Americas LLC, Guaranteed Notes, 7.63%, due 5/15/17	669,600
445,000	Graham Packaging Co. L.P., Senior Unsecured Notes, 8.25%, due 10/1/18	452,231	ñ
		6,724,718
Pharmaceuticals (0.8%)
1,125,000	Valeant Pharmaceuticals Int'l, Senior Notes, 6.75%, due 10/1/17	1,147,500	ñ
1,020,000	Valeant Pharmaceuticals Int'l, Senior Notes, 7.00%, due 10/1/20	1,042,950	ñ
		2,190,450
Printing & Publishing (2.2%)
1,990,000	Cengage Learning Acquisitions, Inc., Senior Notes, 10.50%, due 1/15/15	1,977,562	ñ
1,930,000	Gannett Co., Inc., Guaranteed Notes, 9.38%, due 11/15/17	2,108,525	ñ
1,750,000	Gannett Co., Inc., Guaranteed Notes, 7.13%, due 9/1/18	1,723,750	ñ
		5,809,837
REITs (1.8%)
2,590,000	Ventas Realty L.P., Guaranteed Notes, 6.50%, due 6/1/16	2,703,077
1,195,000	Ventas Realty L.P., Guaranteed Notes, Ser. 1, 6.50%, due 6/1/16	1,247,172
565,000	Ventas Realty L.P., Guaranteed Notes, 6.75%, due 4/1/17	587,587
		4,537,836
Restaurants (0.2%)
625,000	OSI Restaurant Partners, Inc., Guaranteed Notes, 10.00%, due 6/15/15	634,375
Software/Services (6.1%)
855,000	Ceridian Corp., Guaranteed Notes, 11.25%, due 11/15/15	788,738
3,513,125	Ceridian Corp., Guaranteed Notes, 12.25%, due 11/15/15	3,328,686
2,115,000	Fidelity National Information Services, Inc., Guaranteed Notes, 7.63%, due 7/15/17	2,257,762	ñ
1,495,000	Fidelity National Information Services, Inc., Guaranteed Notes, 7.88%, due 7/15/20	1,610,862	ñ
1,285,000	Lender Processing Services, Inc., Guaranteed Notes, 8.13%, due 7/1/16	1,384,588
684,000	SunGard Data Systems, Inc., Guaranteed Notes, 9.13%, due 8/15/13	698,535
1,365,000	SunGard Data Systems, Inc., Guaranteed Notes, 10.63%, due 5/15/15	1,521,975
3,990,000	SunGard Data Systems, Inc., Guaranteed Notes, 10.25%, due 8/15/15	4,199,475
		15,790,621
Specialty Retail (0.9%)
2,100,000	Toys "R" Us Property Co. I LLC, Guaranteed Notes, 10.75%, due 7/15/17	2,373,000
Steel Producers/Products (2.1%)
650,000	Steel Dynamics, Inc., Guaranteed Notes, 6.75%, due 4/1/15	664,625
1,035,000	Steel Dynamics, Inc., Guaranteed Notes, 7.75%, due 4/15/16	1,076,400
2,340,000	Tube City IMS Corp., Guaranteed Notes, 9.75%, due 2/1/15	2,386,800
1,425,000	United States Steel Corp., Senior Unsecured Notes, 6.65%, due 6/1/37	1,264,687
		5,392,512
Support - Services (2.4%)
1,100,000	Knowledge Learning Corp., Inc., Guaranteed Notes, 7.75%, due 2/1/15	1,089,000	ñ
665,000	RSC Equipment Rental, Inc., Senior Unsecured Notes, 9.50%, due 12/1/14	689,106
665,000	RSC Equipment Rental, Inc., Guaranteed Notes, 10.25%, due 11/15/19	706,563
1,015,000	United Rentals N.A., Inc., Guaranteed Notes, 7.00%, due 2/15/14	1,015,000
1,695,000	United Rentals N.A., Inc., Guaranteed Notes, 10.88%, due 6/15/16	1,913,231
870,000	West Corp., Guaranteed Notes, 8.63%, due 10/1/18	870,000	ñ
		6,282,900
Telecom - Integrated/Services (11.1%)
5,730,000	Citizens Communications Co., Senior Unsecured Notes, 9.00%, due 8/15/31	6,109,612	ØØ
1,150,000	Dycom Investments, Inc., Guaranteed Notes, 8.13%, due 10/15/15	1,175,875
2,470,000	GCI, Inc., Senior Unsecured Notes, 8.63%, due 11/15/19	2,636,725
3,145,000	Integra Telecom Holdings, Inc., Senior Secured Notes, 10.75%, due 4/15/16	3,176,450	ñ
5,429,706	Intelsat Bermuda Ltd., Guaranteed Notes, 11.50%, due 2/4/17	5,884,444	ØØ
930,000	Intelsat Jackson Holdings Ltd., Guaranteed Notes, 8.50%, due 11/1/19	1,009,050	ñ
1,175,000	Intelsat Subsidiary Holdings Co. Ltd., Guaranteed Notes, Ser. B, 8.88%, due 1/15/15	1,210,250	ñ
1,665,000	Level 3 Financing, Inc., Guaranteed Notes, 9.25%, due 11/1/14	1,565,100
2,175,000	Level 3 Financing, Inc., Guaranteed Notes, 10.00%, due 2/1/18	1,957,500
1,240,000	PAETEC Holding Corp., Senior Secured Notes, 8.88%, due 6/30/17	1,295,800
695,000	Windstream Corp., Guaranteed Notes, 8.13%, due 8/1/13	754,075
1,975,000	Windstream Corp., Guaranteed Notes, 8.63%, due 8/1/16	2,088,563
		28,863,444
Telecom - Wireless (4.8%)
2,515,000	Clearwire Communications LLC, Senior Secured Notes, 12.00%, due 12/1/15	2,709,912	ñ
2,550,000	Cricket Communications, Inc., Senior Secured Notes, 7.75%, due 5/15/16	2,706,188
2,090,000	MetroPCS Wireless, Inc., Guaranteed Notes, 9.25%, due 11/1/14	2,189,275
5,355,000	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	4,899,825
		12,505,200
	Total Corporate Debt Securities (Cost $335,622,185)	359,381,088

NUMBER OF SHARES
Short-Term Investments (1.5%)
3,975,921	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $3,975,921)	3,975,921

	Total Investments (140.4%) (Cost $340,620,627)	364,417,332	##

	Liabilities, less cash, receivables and other assets [(29.9%)]	(77,691,446)	¢¢

	Liquidation Value of Perpetual Preferred Shares [(10.5%)]	(27,175,000)

	Total Net Assets Applicable to Common Shareholders (100.0%)	$259,550,886

See Notes to Schedule of Investments

Notes to Schedule of Investments (Unaudited)

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by Neuberger Berman High Yield Strategies Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes the Fund would receive upon selling the investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs).
In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities of the Fund:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

Bank Loans and Swaps. Inputs used by independent pricing services to value bank loan securities and interest rate swap contracts include multiple broker quotes (generally Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in State Street Institutional Liquid Reserves Fund Institutional Class are valued using the fund’s daily calculated NAV.

For debt securities, if a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, the Fund seeks to obtain quotations from principal market makers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Fund’s Board of Directors has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. These fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of September 30, 2010:

Asset Valuation Inputs Investments:	Level 1	Level 2	Level 3 §	Total
Bank Loan Obligations
Radio & Television	$—	$ 1,060,323	$ —	$ 1,060,323
Corporate Debt Securities
Airlines	—	5,089,829	2,875,020	7,964,849
Auto Loans	—	10,071,885	—	10,071,885
Auto Parts & Equipment	—	4,247,963	—	4,247,963
Automakers	—	4,260,813	—	4,260,813
Banking	—	21,494,954	—	21,494,954
Beverage	—	925,463	—	925,463
Building & Construction	—	1,034,775	—	1,034,775
Building Materials	—	4,856,227	—	4,856,227
Chemicals	—	10,505,544	—	10,505,544
Consumer/Commercial/Lease Financing	—	11,897,887	—	11,897,887
Department Stores	—	6,175,456	—	6,175,456
Electric - Generation	—	17,294,958	—	17,294,958
Electric - Integrated	—	1,075,000	—	1,075,000
Electronics	—	9,264,530	—	9,264,530
Energy - Exploration & Production	—	24,864,031	—	24,864,031
Food & Drug Retailers	—	4,234,225	—	4,234,225
Food - Wholesale	—	3,275,625	—	3,275,625
Forestry/Paper	—	3,390,250	—	3,390,250
Gaming	—	21,343,125	—	21,343,125
Gas Distribution	—	28,063,878	—	28,063,878
Health Facilities	—	13,999,931	—	13,999,931
Health Services	—	5,744,287	—	5,744,287
Hotels	—	4,480,988	—	4,480,988
Investments & Misc. Financial Services	—	1,989,900	—	1,989,900
Leisure	—	1,648,500	—	1,648,500
Machinery	—	2,666,744	—	2,666,744
Media - Broadcast	—	8,596,241	—	8,596,241
Media - Cable	—	24,080,856	—	24,080,856
Media - Services	—	5,385,075	—	5,385,075
Metals/Mining Excluding Steel	—	3,442,235	—	3,442,235
Packaging	—	6,724,718	—	6,724,718
Pharmaceuticals	—	2,190,450	—	2,190,450
Printing & Publishing	—	5,809,837	—	5,809,837
REITs	—	4,537,836	—	4,537,836
Restaurants	—	634,375	—	634,375
Software/Services	—	15,790,621	—	15,790,621
Specialty Retail	—	2,373,000	—	2,373,000
Steel Producers/Products	—	5,392,512	—	5,392,512
Support - Services	—	6,282,900	—	6,282,900
Telecom - Integrated/Services	—	28,863,444	—	28,863,444
Telecom - Wireless	—	12,505,200	—	12,505,200
Total Corporate Debt Securities	—	356,506,068	2,875,020	359,381,088
Short-Term Investments	—	3,975,921	—	3,975,921
Total Investments	$—	$361,542,312	$2,875,020	$364,417,332

§	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

	Beginning balance, as of 1/1/10	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Net transfers in and/or out of Level 3	Balance as of 9/30/10	Net change in unrealized appreciation/ (depreciation) from investments still held as of 9/30/10
Investments in Securities:
Corporate Debt Securities
Airlines	$2,424,995	$7,052	$489,262	$(46,289)	$-	$2,875,020	$(227,078)

Liability Valuation Inputs

The following is a summary, by category of Level, of inputs used to value the Fund’s derivatives as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Interest rate swap contracts	$-	$(395,996)	$-	$(395,996)

##
At September 30, 2010, the cost of investments for U.S. federal income tax purposes was $341,347,911. Gross unrealized appreciation of investments was $24,516,375 and gross unrealized depreciation of investments was $1,446,954, resulting in net unrealized appreciation of $23,069,421 based on cost for U.S. federal income tax purposes.

ñ
Restricted security subject to restrictions on resale under federal securities laws.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid.  At September 30, 2010, these securities amounted to approximately $100,431,541 or 38.7% of net assets applicable to common shareholders.

µ	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of September 30, 2010.

Ø	All or a portion of this security was purchased on a when-issued basis. At September 30, 2010, these securities amounted to $1,370,250.

ØØ	All or a portion of this security is segregated in connection with obligations for interest rate swap contracts and when-issued purchase commitments.

¢¢	At September 30, 2010, the Fund had outstanding interest rate swap contracts as follows:

			Rate Type
Swap Counter Party	Notional Amount	Termination Date	Fixed-rate Payments Made by the Fund	Variable-rate Payments Received by the Fund	Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Total Fair Value
Citibank, N.A.	$45,000,000	January 28, 2011	2.92%	0.26%(1)	$(9,989)	$(395,996)	$(405,985)

(1) 30 day LIBOR (London Interbank Offered Rate) at September 24, 2010.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman High Yield Strategies Fund Inc.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: November 23, 2010

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date: November 23, 2010